Annual Fund Operating Expenses	Feb. 26, 2026
SPDR SSGA IG Public & Private Credit ETF | SPDR SSGA IG Public & Private Credit ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.55%	[1]
State Street(R) Short Duration IG Public & Private Credit ETF | State Street(R) Short Duration IG Public & Private Credit ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%	[2]

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s management fee.
[2]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s management fee.